Trade financing	6 Months Ended
Jun. 30, 2022
Trade Financing [Abstract]
Trade financing	13 Trade financing During the six months ended June 30, 2022, the Group has entered into certain bank facilities. At June 30, 2022, the banking facilities of the Group were secured by trade receivables with an aggregate carrying value of $3,694,140. Such banking facilities amounted to $14,500,000. The facilities were utilized to the extent of $3,694,140. The balance of the trade financing was interest bearing at Hong Kong Interbank Offered Rate (“HIBOR”) plus 1.2% per annum or at United States Dollar reference rate (“USD Reference Rate”) plus 1.2% per annum and repayable within one year. The Group has entered into certain reverse factoring arrangements with banks, under which the Group obtained extended credit in respect of the invoice amounts owed to certain suppliers. Under these arrangements, the banks pay suppliers the amounts owed by the Group on the original due dates, and then the Group settles the banks between 120-180 days later than the original due dates with the suppliers, with interest at HIBOR plus 1% per annum or at USD Reference Rate plus 1% per annum.In the consolidated statement of financial position, the Group has presented payables to the banks under these arrangements as “trade financing”, having compared the nature and function of such liabilities with trade payables to suppliers.